TAXES - Summary of Income Tax Provision (Details) - USD ($)	3 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Federal
Current								$ (3,078,967)	$ (409,769)
Deferred								0	0
State and local Current								(637,053)	(84,783)
Deferred								0	0
Change in valuation allowance								4,695,494	494,552
Income tax provision	$ (899,687)	$ (323,645)	$ (33,614)	$ 0	$ (33,614)	$ (2,687,493)	$ (357,259)	$ 979,475	$ 0